Convertible Debentures (Details) - USD ($)						12 Months Ended
	Jan. 06, 2023	Jan. 04, 2022	Dec. 06, 2021	Dec. 03, 2021	Dec. 02, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Convertible Debentures (Details) [Line Items]
Convertible debenture issued		$ 2,500,000	$ 6,000,000	$ 2,500,000	$ 6,000,000
Annual interest rate			5.00%		5.00%
Convertible debenture						$ 1,000,000
Outstanding balance of convertible debenture					$ 1,300,000
Maturity date						Jun. 30, 2023
Convertible debenture outstanding						$ 2,835,400
Interest expenses						$ 1,337,158
Subsequent Event [Member]
Convertible Debentures (Details) [Line Items]
Principal amount	$ 216,667
Financing transaction with gross proceeds	$ 250,000
Total proceeds percentage	50.00%